Rule 497(j)
                                   Reg. No. 33-55217

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, Dean Witter Select Equity Trust, Bank Stock Portfolio Series 2, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.


                         Dean Witter Select Equity Trust,
                         Bank Stock Portfolio Series 2
                         (Registrant)

                         By:  Dean Witter Reynolds
                              Incorporated


                         Thomas Hines
                         Thomas Hines
                         First Vice President
                         Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549